Pensions and Other Post-employment Benefits - Summary of Average Life Expectancy Assumed (Detail)	12 Months Ended
Dec. 31, 2017
UK [member] | Current. [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Male Years	27 years 6 months
Female Years	29 years 6 months
UK [member] | Projected for 2037 [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Male Years	29 years 1 month 6 days
Female Years	31 years 1 month 6 days
US [member] | Current. [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Male Years	26 years 10 months 25 days
Female Years	28 years 7 months 6 days
US [member] | Projected for 2037 [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Male Years	28 years 7 months 6 days
Female Years	30 years 3 months 19 days